Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 33,851,041	$ 27,572,692	$ 21,868,220
Cost of revenue	(35,157,150)	(22,479,613)	(18,373,672)
Gross (loss) profit	(1,306,109)	5,093,079	3,494,548
Operating expenses
General and administrative expenses (Note 11)	(4,048,726)	(1,846,753)	(855,597)
Total operating expenses	(4,048,726)	(1,846,753)	(855,597)
(Loss) Income from operations	(5,354,835)	3,246,326	2,638,951
Other income (expense)
Interest expense, net	(508,810)	(286,090)	(179,986)
Other income	52,740	15,297	797,160
Total other expense (income), net	(456,070)	(270,793)	617,174
(Loss) Income before tax expense	(5,810,905)	2,975,533	3,256,125
Income tax benefit (expense) (Note 12)	80,154	(648,936)	(468,889)
Net (loss) income and total comprehensive (loss) income	$ (5,730,751)	$ 2,326,597	$ 2,787,236